Equity (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	122.87%
Risk-free interest rate	1.91%
Expected term	6 years 22 days	0 years